COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 8 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants (as defined below) (including securities contained therein) issued in connection with the Initial Public Offering and Private Placement warrants (including securities contained therein) that may be issued upon conversion of Working Capital Loans (see Note 5), and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and Public Warrants (and underlying Class A common stock) that may be issued upon conversion of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights pursuant to a registration rights agreement to be signed at the effective date of the Initial Public Offering, requiring us to register such securities for resale (in the case of the Founder Shares, only after conversion of the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering securities.

Underwriting Agreement

At the IPO date, the Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 1,200,000 additional Units to cover over-allotments, if any, at the price paid by the underwriter in the Initial Public Offering. This overallotment option was exercised in full at the IPO date.

The underwriter received a cash discount of $0.10 per unit, or $0.92 million in the aggregate at the closing of the Initial Public Offering. In addition, $0.40 per share, or $3.68 million in the aggregate will be payable to the underwriter for deferred underwriting commissions solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition, in conjunction with the Initial Public Offering, the Company issued to the underwriter 138,000 shares of Class A common stock for nominal consideration (the “Representative Shares”). The holders of the Representative Shares agreed (a) that they will not transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination, (ii) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the Combination Period. The representative shares are deemed to be underwriters’ compensation by FINRA pursuant to FINRA Rule 5110.

Other Commitments and Contingencies

In connection with the execution of the Merger Agreement, MCAC entered into the Forward Purchase Agreement with Meteora. Pursuant to the terms of the Forward Purchase Agreement, MCAC agreed to pay to Meteora an amount equal to the reasonable and documented attorney fees and other reasonable out-of-pocket expenses related thereto actually incurred by Meteora or its affiliates in connection with this Forward Purchase Transaction not to exceed (a) $75,000, (b) a quarterly fee of $5,000 (initially payable on the Trade Date (as defined in the agreement) and upon the first business day of each quarter and (c) expenses actually incurred in connection with the acquisition of the Shares in an amount not to exceed $0.05 per Share and $0.03 per disposition of each Share. In addition, a break-up fee equal to (i) all of Meteora’s reasonable and documented fees and expenses relating to the Forward Purchase Agreement capped at $75,000 plus (ii) $500,000, shall be payable by the Combined Company to Meteora in the event the Forward Purchase Agreement is terminated by MCAC. In the event that the Merger Agreement is terminated pursuant to its terms prior to the closing of the Business Combination, no break-up fee will be due to Meteora from MCAC or ConnectM. Refer to Note 1 for further discussion of the Forward Purchase Agreement.

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants (including securities contained therein) issued in connection with the Initial Public Offering and Private Placement Warrants (including securities contained therein) that may be issued upon conversion of Working Capital Loans (see Note 5), and any shares of Class A common stock issuable upon the exercise of the Private Placement

Warrants (and underlying Class A common stock) that may be issued upon conversion of the Working Capital Loans and Class A common stock issuable upon conversion of the Founder Shares, are entitled to registration rights pursuant to a registration rights agreement to be signed at the effective date of the Initial Public Offering, requiring us to register such securities for resale (in the case of the Founder Shares, only after conversion of the Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial business combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering securities. See Note 1 for discussion of amendments to the registration rights agreement to take effect upon the closing of the Business Combination.

Underwriting Agreement

At the IPO date, the Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 1,200,000 additional Units to cover over-allotments, if any, at the price paid by the underwriter in the Initial Public Offering. This overallotment option was exercised in full at the IPO date.

The underwriter received a cash discount of $0.10 per unit, or $0.92 million in the aggregate at the closing of the Initial Public Offering. In addition, $0.40 per share, or $3.68 million in the aggregate will be payable to the underwriter for deferred underwriting commissions solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition, in conjunction with the Initial Public Offering, the Company issued to the underwriter 138,000 shares of Class A common stock for nominal consideration (the “Representative Shares”). The holders of the Representative Shares agreed (a) that they will not transfer, assign or sell any such shares without the Company’s prior consent until the completion of the initial Business Combination, (ii) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the initial Business Combination and (iii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the initial Business Combination within the Combination Period. The representative shares are deemed to be underwriters’ compensation by FINRA pursuant to FINRA Rule 5110.

Other Commitments and Contingencies

In connection with the execution of the Merger Agreement, MCAC entered into the Forward Purchase Agreement with Meteora. Pursuant to the terms of the Forward Purchase Agreement, MCAC agreed to pay to Meteora an amount equal to the reasonable and documented attorney fees and other reasonable out-of-pocket expenses related thereto actually incurred by Meteora or its affiliates in connection with this Forward Purchase Transaction not to exceed (a) $75,000, (b) a quarterly fee of $5,000 (initially payable on the Trade Date (as defined in the agreement) and upon the first business day of each quarter and (c) expenses actually incurred in connection with the acquisition of the Shares in an amount not to exceed $0.05 per Share and $0.03 per disposition of each Share. In addition, a break-up fee equal to (i) all of Meteora’s reasonable and documented fees and expenses relating to the Forward Purchase Agreement capped at $75,000 plus (ii) $500,000, shall be payable by the Combined Company to Meteora in the event the Forward Purchase Agreement is terminated by MCAC. In the event that the Merger Agreement is terminated pursuant to its terms prior to the closing of the Business Combination, no break-up fee will be due to Meteora from MCAC or ConnectM. Refer to Note 1 for further discussion of the Forward Purchase Agreement.